Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash	$ 2,117,731	$ 2,005,727
Restricted cash	236,400	236,400
Receivable from YR TV station		3,331,675
Other receivables and prepaid expenses	159,374	225,720
Receivable from disposal of subsidiaries to Kunming TV Station	111,368	2,371,095
Total current assets	2,624,873	8,170,617
PROPERTY & EQUIPMENT-NET	7,351	11,944
TOTAL ASSETS	2,632,224	8,182,561
CURRENT LIABILITIES
Other payable	615,330	330,854
Accrued liabilities	194,872	87,430
Due to related parties	59,750	59,750
Payable to TV station	1,382,194	1,346,979
Total current liabilities	2,252,146	1,825,013
COMMON STOCK SUBJECT TO REPURCHASE	236,400	236,400
TOTAL LIABILITIES	2,488,546	2,061,413
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares $0.0005 par value, 16,000,000 shares authorized, 5,689,506 shares issued and outstanding at December 31, 2012; liquidation preference of $5,689,506, 7,264,503 shares issued at December 31, 2011	2,846	3,633
Common stock at $0.0001 par value; (83,109,978 shares authorized, issued and outstanding at December 31, 2012, 83,109,978 shares issued at December 31, 2011)	8,318	8,318
Additional paid-in capital	27,124,406	28,698,619
Accumulated deficit	(29,037,122)	(24,631,818)
Accumulated other comprehensive income	962,157	954,490
Total shareholders' equity	(939,395)	5,033,242
Non-controlling interest	1,083,073	1,087,906
Total equity	143,678	6,121,148
TOTAL LIABILITIES AND EQUITY	$ 2,632,224	$ 8,182,561